Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	$ 105,824	$ 114,864	$ 212,755	$ 234,139
Cost of revenue:
Platform commissions	(22,993)	(27,473)	(46,408)	(56,428)
Game operation cost	(12,395)	(14,219)	(25,208)	(28,644)
Other operating income	719	734	719	1,539
Selling and marketing expenses	(47,373)	(50,794)	(110,541)	(129,209)
General and administrative expenses	(8,571)	(7,513)	(16,131)	(15,766)
Impairment loss on trade and loan receivables and change in fair value of loans receivable	(186)	(814)	(2,073)	(4,296)
Total costs and expenses	(90,799)	(100,079)	(199,642)	(232,804)
Profit from operations	15,025	14,785	13,113	1,335
Other financial income			3,964
Finance income	852	803	1,721	3,042
Finance expenses	(583)	(1,029)	(3,926)	(1,992)
Change in fair value of share warrant obligation and other financial instruments	405	5,286	265	10,547
Share of loss of equity-accounted associates				(515)
Profit before income tax	15,699	19,845	15,137	12,417
Income tax expense	(986)	(327)	(1,864)	(1,074)
Profit for the period net of tax	14,713	19,518	13,273	11,343
Attributable to equity holders of the Company	14,713	19,518	13,273	11,343
Other comprehensive income
Items that are or may be reclassified subsequently to profit or loss	339	1,391	623	1,007
Foreign currency translation difference	394	1,434	761	981
Other	(55)	(43)	(138)	26
Total comprehensive income for the period, net of tax	15,052	20,909	13,896	12,350
Attributable to equity holders of the Company	$ 15,052	$ 20,909	$ 13,896	$ 12,350
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 0.81	$ 0.99	$ 0.73	$ 0.57
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.81	$ 0.99	$ 0.72	$ 0.57